COMMITMENTS AND CONTINGENCIES (Operating Lease and Capital Commitments) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Future minimum payments under non-cancelable operating leases:
2017	¥ 50,755,609
2019	34,354,435
2020	29,999,378
2021	29,596,057
2022	25,574,400
Thereafter	82,177,148
Total	252,457,027			$ 0
Rental expenses	19,313,730	¥ 20,574,072	¥ 14,375,422
Maximum [Member]
Future minimum payments under non-cancelable operating leases:
Lessee, Operating Lease, Liability, Payments, Due	¥ 104,600,000